Reporting Entity and Group Information	12 Months Ended
Dec. 31, 2025
Reporting Entity and Group Information [Abstract]
Reporting entity and group information
1.	Reporting entity and group information

1.1	Reporting entity

ADS-TEC Energy PLC and its subsidiaries (“ADSE”) provide intelligent and decentralized energy storage systems to municipalities, automotive OEMs (Original Equipment Manufacturers), charging operators, dealerships, fleets, residential areas, offices, and industrial sites in North America and Europe. Its scalable systems are designed for use in private homes, public buildings, commercial enterprises, industrial and infrastructure solutions, and self-sufficient energy supply systems, with capacities up to the multi-megawatt range.

ADS-TEC Energy PLC (“ADSE Holdco” or “the Company”) is domiciled in 10 Earlsfort Terrace, Dublin 2 D02 T380, Ireland. The Company is a public limited company incorporated in Ireland. The main operating company is ads-tec Energy GmbH which is located in Heinrich-Hertz-Str. 1, 72622 Nürtingen, Germany.

The board of directors of ADSE Holdco authorized the consolidated financial statements on May 15, 2026.

1.2	Group information

The consolidated financial statements of ADSE include:

Dec. 31, 2025			Shareholding
Group companies	City	Country	Direct or indirect
ADS-TEC Energy PLC (“ADSE Holdco”)	Dublin	Ireland	Parent company
ads-tec Energy GmbH (“ADSE GM”)	Nürtingen	Germany	100%
ads-tec Energy, INC. (“ADSE US”)	Sarasota	USA	100%
ads-tec Energy Service GmbH (“ADSE Service”)	Nürtingen	Germany	100%
ads-tec Energy Schweiz GmbH (“ADSE CH”)	Zurich	Switzerland	100%
ads-tec Energy Austria GmbH (“ADSE AT”)	Kötschach-Mauthen	Austria	100%

ads-tec Energy Service GmbH was founded on January 19, 2023, and is a wholly owned subsidiary of ADSE GM. ADSE Service is focused on providing global service in connection with products and services in the fields of energy management, energy storage, e-mobility, and renewable energies.

ads-tec Energy Schweiz GmbH was founded on April 25, 2023, and is a wholly owned subsidiary of ADSE GM. The purpose of ADSE CH is to provide consulting and other services to ADSE group entities.

ads-tec Energy Austria GmbH (“ADSE AT”) was founded as a wholly owned subsidiary of ADSE GM on March 27, 2025. ADSE AT is focused on the distribution of products and services in the areas of services in the fields of energy management, energy storage, e-mobility, and renewable energies.

As of the reporting date shareholders of ADSE Holdco are as follows:

Shareholders	Ordinary shares	Percentage
Treasury shares	80,247	0.00%
ads-tec Holding GmbH	18,020,882	29.82%
Bosch Thermotechnik GmbH	8,062,451	13.34%
Robert Bosch GmbH	2,400,000	3.97%
Others	31,952,894	52.87%
Total Issued shares	60,516,474
less Treasury shares	80,247
Total Outstanding shares	60,436,227	100%

Entities with significant influence over ADSE

As of December 31, 2025, ads-tec Holding GmbH (“ADSH”) owns 29.82% (December 31, 2024: 33.65%) of the ordinary shares in ADSE Holdco and thus has significant influence over ADSE.

1.3	Material uncertainty regarding the ability to continue as a going concern

Management assessed the Company’s ability to continue as a going concern and evaluated whether there are certain conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern using all information available about the future, focusing on the twelve-month period after the issuance date of the financial statements. Historically, the Company has funded its operations primarily through capital raises and with loans from shareholders. Since the inception the Company has incurred recurring losses and negative cash flows from operations including net losses of kEUR 55,878 for the financial year 2025, kEUR 97,959 for the financial year 2024 and kEUR 55,081 for the financial year 2023. The company has increased its inventory stock from kEUR 39,119 as of December 31, 2023 to kEUR 63,666 as of December 31, 2024 and decreased it to kEUR 51,010 as of December 31, 2025. In financial year 2025 the company has significantly decreased its long-term and short-term loans and payables position (2024: kEUR 126,381 and kEUR 61,834; 2025: kEUR 59,184 and kEUR 41,609).

For the fiscal years 2024 and 2025, the revenue stream “Charging” mainly includes the production and delivery of ChargeBox (CBX) and ChargePost (CPT). Revenue for the CBX and CPT is recognized once the product is transferred to the customer. In 2025, revenues from this stream declined to 83.8 Mio. EUR or 82% compared to 2024, primarily due to the insolvency of a key customer in the EV-charging hardware business. In addition, some customers did not manage to roll out their stock and did not generate new demand. Management consequently changed the strategy and started addressing customers that buy smaller packages with less units, which they test before they continue to build up their base, which means smaller sales orders spread over a longer time horizon. In parallel, management started to use the chargers on stock to start an Own & Operate model with revenue streams charging, advertising and energy management and offers this model to customers too.

The revenue stream “Service” increased by EUR 4.7 million or 83% from the year ended December 31, 2024, to December 31, 2025, reflecting continued expansion of the installed base and demonstrating the growing contribution of recurring revenue streams.

Finally, the revenue stream “Commercial and industrial” in fiscal year 2024 and 2025 includes the delivery of a large-scale modular battery storage solution. Revenues in this business line increased in 2025 by kEUR 513 or 31% compared to 2024, primarily due to the timing of project execution. The “Commercial and industrial” business line only began generating commercial activity in the second half of 2025, and as a result, many projects were still in early stages of delivery or had not yet progressed to revenue recognition by year-end. While the Company has approximately EUR 256 million in pending project proposals and has established an order backlog of approximately EUR 9 million, revenues from these projects are expected to be recognized in future periods as delivery progresses.

Lucerne Master Fund acquired from Alto Opportunity Master Fund SPC – Master Segregated Portfolio B (“Ayrton”), AEMF SPV LLC and AIMF SPV LLC (together, “Anson”) all of their respective rights under that certain Securities Purchase Agreement, dated May 1, 2025, by and among the Company, Ayrton and Anson (the “Ayrton/Anson SPA”), together with the warrants issued thereunder (the “Ayrton/Anson Warrants”), pursuant to (i) a Warrant Purchase Agreement between Lucerne Master Fund and Ayrton dated April 6, 2026, and (ii) Securities Purchase Agreements between Lucerne Master Fund and each of AEMF SPV LLC and AIMF SPV LLC, each dated April 2, 2026 for aggregate cash consideration of $12,500,000.

On May 8, 2026, the Company and Lucerne Master Fund entered into a cancellation agreement (the “Cancellation Agreement”), pursuant to which Lucerne Master Fund has agreed that rights under the Ayrton/Anson SPA and the Ayrton/Anson Warrants previously acquired by Lucerne Master Fund will be cancelled in consideration of an aggregate cash payment by the Company to Lucerne Master Fund of $12,556,857.89. As of the date hereof, the number of Ayrton/Anson Warrants cancelled pursuant to the Cancellation Agreement is 742,924 and 1,084,360 Ayrton/Anson Warrants remain outstanding.

On April 9, 2026, the Company issued a Warrant Adjustment Notice (the “Warrant Adjustment Notice”) to The Lucerne Capital Master Fund, L.P. (“Lucerne Master Fund”) and The Lucerne Capital Special Opportunity Fund, Ltd. (“Lucerne Special Opportunity Fund”, and together with Lucerne Master Fund, “Lucerne”), pursuant to Section 3(a) and 3(b) of those certain amended and restated warrants to purchase up to an aggregate of 5,172,045 ordinary shares of the Company, nominal value $0.0001 per share (the “Ordinary Shares”), each dated as of August 26, 2024 (collectively, the “Lucerne Warrants”). Pursuant to the Warrant Adjustment Notice, the exercise price of each Lucerne Warrant was adjusted from $6.20 per share to $1.00 per share.

On April 10, 2026, Lucerne Master Fund delivered an Amended Warrant Exercise Notice to the Company exercising 5,105,379 Lucerne Warrants at an exercise price of $1.00 per share, for an aggregate exercise price of $5,105,379. On April 15, 2026, Lucerne Special Opportunity Fund delivered an Amended Warrant Exercise Notice to the Company exercising 66,666 Lucerne Warrants at an exercise price of $1.00 per share, for an aggregate exercise price of $66,666. The Company received payment of the aggregate subscription price in cleared funds on April 14, 2026 and April 16, 2026, respectively. The Company issued an aggregate of 5,172,045 Ordinary Shares to Lucerne in connection with the exercise of the Lucerne Warrants, consisting of 5,105,379 Ordinary Shares to Lucerne Master Fund and 66,666 Ordinary Shares to Lucerne Special Opportunity Fund. The Company intends to use the net proceeds from any exercise of the Lucerne Warrants to cancel certain of the Ayrton/Anson Warrants previously acquired by Lucerne Master Fund.

These steps resulted in a reduction of the company’s warrant position from kEUR 54,809 as of December 31, 2025, to kEUR 7,388.

On May 8, 2026, the Company entered into subscription agreements (collectively, the “Subscription Agreements”) with certain investors, pursuant to which the Company agreed to issue non-transferable subscription rights to purchase up to an aggregate of 6,324,000 Ordinary Shares at an exercise price of $1.00 per Ordinary Share, subject to the terms and conditions set forth therein, in exchange for support in connection with the Company’s efforts to simplify its capital structure. On May 8, 2026, investors exercised their right to subscribe for 6,324,000 Ordinary Shares, which shares were delivered to the investors on May 8, 2026.

The Company received gross proceeds from the exercise of the subscription rights of approximately $6.3 million. The Company intends to use the proceeds for general corporate purposes, which may include working capital, capital expenditure, and other business investments.

The Company plans to intensify sales efforts across Europe and the US with new staff and reduce working capital. In addition, the Company will continue to invest in the development, redesign and cost optimization programs of existing and new products as well as further productivity increases in operations and continue to expand its business model into a full-service provider model, enabling multi-revenue streams including ultra-fast charging, energy trading and advertising. At the end of May 2026, we will have 14 CPT in Own & Operate installed that start generating sales in charging and advertising.

As of May 12, 2026, the company has total available credit lines from shareholders of EUR 56.4 million, thereof EUR 41.1 million undrawn. The maturity of the loans was extended to July and August 2027 respectively. The company’s business plan assumes the draw of EUR 30 million and shows that the company is cash positive throughout the upcoming 12 months.

The company is in intense talks with multiple potential lenders for a Nordic bond and expects to close within the next one or two months. Furthermore, we drive the development of the large-scale battery project to RTB (Ready-to-build), which we expect to achieve in July 2026. Subsequently we will look for an equity investor to sell up to 51% of the project. We are in talks with MEAG and saw interest from Hitachi, Suncatcher, a family office and multiple parties. The Management and its advisers are constantly monitoring the relevant equity and debt capital markets which are important to the company.

There can be no assurance that the Company will be successful in achieving its operational and strategic plans, that any additional financing will be available in a timely manner or on acceptable terms.

Even though the Company’s management deems a successful business development, an improvement of cash flow generation and operating result to be very likely, based on its recurring losses from operations since inception, the Company has concluded that there is still substantial doubt about its ability to continue as a going concern as cash flows generated by its operating activities may deviate significantly from the company’s forecast and securing additional financing is uncertain. The financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the financial statements have been prepared on the basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.